Revenue and Segment Information - Sales by Geographical Markets Based on Locations of Customers (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of products and services [line items]
Total consolidated revenue	¥ 1,769,478	$ 271,184	¥ 2,493,218	¥ 3,149,614
The PRC (country of domicile) [member]
Disclosure of products and services [line items]
Total consolidated revenue	1,605,749	246,092	2,205,821	2,760,577
Thailand [member]
Disclosure of products and services [line items]
Total consolidated revenue	14,901	2,284	29,879	39,808
JAPAN
Disclosure of products and services [line items]
Total consolidated revenue	14,176	2,173	17,572	24,719
Vietnam [member]
Disclosure of products and services [line items]
Total consolidated revenue	13,287	2,036	28,200	37,294
Indonesia [member]
Disclosure of products and services [line items]
Total consolidated revenue	12,889	1,975	25,056	33,225
Malaysia [member]
Disclosure of products and services [line items]
Total consolidated revenue	12,797	1,961	24,635	32,145
Dubai [member]
Disclosure of products and services [line items]
Total consolidated revenue	12,433	1,905	17,871	24,646
South Korea [member]
Disclosure of products and services [line items]
Total consolidated revenue	5,032	771	12,622	17,731
Others [member]
Disclosure of products and services [line items]
Total consolidated revenue	¥ 78,214	$ 11,987	¥ 131,562	¥ 179,469